Goodwill and Intangible Assets - Intangible Assets Balances (Details) - USD ($) $ in Millions	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Cost		$ 300	$ 249
Accumulated amortization		178	160
Net balance	$ 146	122	89
Contractual rights and licenses
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Cost		224	182
Accumulated amortization		120	105
Net balance		104	77
Customer relationships
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Cost		25	25
Accumulated amortization		23	23
Net balance		2	2
Contract backlog
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Cost		24	24
Accumulated amortization		24	23
Net balance		0	1
Provider network
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Cost		27	18
Accumulated amortization		11	9
Net balance		$ 16	$ 9